Deferred Tax and Income Tax (Details) - Schedule of Accumulated Tax Loss Carryforwards	12 Months Ended
Jun. 30, 2023 USD ($)
Deferred Tax and Income Tax (Details) - Schedule of Accumulated Tax Loss Carryforwards [Line Items]
Tax-loss carry forward	$ 835,049
Deferred tax asset	292,267
2022 [Member]
Deferred Tax and Income Tax (Details) - Schedule of Accumulated Tax Loss Carryforwards [Line Items]
Tax-loss carry forward	10,980
Deferred tax asset	$ 3,843
Expiration date	2027
Tax jurisdiction	Argentina
2023 [Member]
Deferred Tax and Income Tax (Details) - Schedule of Accumulated Tax Loss Carryforwards [Line Items]
Tax-loss carry forward	$ 824,069
Deferred tax asset	$ 288,424
Expiration date	2028
Tax jurisdiction	Argentina